Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]
Deposits
The Corporation had U.S. certificates of deposit and other U.S. time deposits of $100 thousand or more totaling $50.8 billion and $60.5 billion at December 31, 2011 and 2010. Non-U.S. certificates of deposit and other non-U.S. time deposits of $100 thousand or more totaled $34.0 billion and $40.6 billion at December 31, 2011 and 2010. The table below presents the contractual maturities for time deposits of $100 thousand or more at December 31, 2011.

Time Deposits of $100 Thousand or More

(Dollars in millions)	Three months or Less	Over Three Months to Twelve Months	Thereafter	Total
U.S. certificates of deposit and other time deposits	$20,402	$21,321	$9,091	$50,814
Non-U.S. certificates of deposit and other time deposits	30,060	747	3,180	33,987

The scheduled contractual maturities for total time deposits at December 31, 2011 are presented in the table below.

Contractual Maturities of Total Time Deposits

(Dollars in millions)	U.S.	Non-U.S.	Total
Due in 2012	$92,621	$41,286	$133,907
Due in 2013	10,956	8	10,964
Due in 2014	3,254	10	3,264
Due in 2015	1,774	3,098	4,872
Due in 2016	1,155	67	1,222
Thereafter	3,197	—	3,197
Total time deposits	$112,957	$44,469	$157,426